Contingent consideration narative (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Dec. 16, 2022	Jun. 30, 2022	Oct. 01, 2020
Disclosure of contingent consideration liabilities [line items]
Contingent consideration Liabilities Recognised	R 965	R 589		R 356
Mponeng operations and related assets
Disclosure of contingent consideration liabilities [line items]
Contingent consideration recognised as of acquisition date					R 544
Discount rate applied to cash flow projections	10.50%	9.60%		10.20%	10.60%
Contingent consideration for below infrastructure production	R 303	R 0		R 0	R 0
Mponeng [Member]
Disclosure of contingent consideration liabilities [line items]
Contingent consideration Liabilities Recognised	587	404
Eva Copper operations and related assets
Disclosure of contingent consideration liabilities [line items]
Contingent consideration recognised as of acquisition date			R 169
Discount rate applied to cash flow projections			12.90%
Contingent consideration Liabilities Recognised	R 378	R 185